As filed with the Securities and Exchange Commission on May 14, 2014

File Nos. 333-164078

811-22376

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 9	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

PIMCO Equity Series VIT

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 9 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 14th day of May, 2014.

PIMCO EQUITY SERIES VIT (Registrant)
By
Peter G. Strelow*** President

*By:	/s/ Douglas P. Dick
Douglas P. Dick as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	May 14, 2014

E. Philip Cannon*	Trustee	May 14, 2014

Peter B. McCarthy**	Trustee	May 14, 2014

Peter G. Strelow***	President (Principal Executive Officer)	May 14, 2014

Trent W. Walker***	Treasurer (Principal Financial and Accounting Officer)	May 14, 2014

*By:	/s/ Douglas P. Dick
Douglas P. Dick as attorney-in-fact

________

*           Pursuant to power of attorney filed with pre-effective amendment No. 2 to Registration Statement No. 333-164078 on March 30, 2010.

**          Pursuant to power of attorney filed with post-effective amendment No. 3 to Registration Statement No. 333-164078 on February 17, 2012.

***        Pursuant to power of attorney filed with post-effective amendment No. 8 to Registration Statement No. 333-164078 on April 28, 2014.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document